Prepaid and Other Assets - Schedule of Prepaid and Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Prepaid and Other Assets - Schedule of Prepaid and Other Assets (Details) [Line Items]
The deposits for potential acquisition	$ 140	$ 139
Other current assets	302	372
Total	16,423	16,425
Haicang Property [Member]
Prepaid and Other Assets - Schedule of Prepaid and Other Assets (Details) [Line Items]
Deposits	4,526	4,507
Software Developer [Member]
Prepaid and Other Assets - Schedule of Prepaid and Other Assets (Details) [Line Items]
Deposits	$ 11,455	$ 11,407